Schedule of Loss on Income Operations of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Cash received from buyer			$ 2,529,564
Operating loss of discontinued operations	$ (4,780,580)	$ 428,119	(4,958,780)	$ 4,995,900	$ (629,692)	$ (7,811)
Loss on discontinued operations					$ 599,282
B T L [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash received from buyer			2,529,565
Accounts receivable	(293,005)		(293,005)
Inventory	(665,522)		(665,522)
Prepaid expenses	(160,666)		(160,666)
Intangible assets	$ (5,540,952)		(5,540,952)
Loss on divestiture			4,130,580
Operating loss of discontinued operations			178,200
Bankruptcy costs			650,000
Loss on discontinued operations			$ 4,958,780